PROPERTY & EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Property & equipment
	March 31, 2016	December 31, 2015
Computer and software	$22,455	$20,571
Furniture and fittings	31,009	28,408
Office equipment	44,770	41,014
Renovations and improvements	327,037	298,093
Building	1,180,036	1,081,054
Total	1,605,307	1,469,140
Less: accumulated depreciation	(64,648)	(46,138)
Net	$1,540,659	$1,423,002